Income taxes (Schedule of Components of Deferred Tax Liabilities) (Details) - USD ($) $ in Thousands	Sep. 30, 2018	Dec. 31, 2017
Income Taxes [abstract]
Property, plant and equipment	$ 837	$ 900
Other	25
Total deferred tax liabilities	862	900
Alternative minimum tax credits	626	626
Other		28
Total deferred tax assets	626	654
Net deferred tax liabilities	$ 236	$ 246